Assets held for sale, liabilities of disposal groups held for sale and business acquisitions (Tables)	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosre of major classes of assets and liabilities held for sale

	At
	30 Jun 2025	31 Dec 2024
	$m	$m
Disposal groups	38,716	27,126
Unallocated impairment losses[1]	(79)	(31)
Non-current assets held for sale	341	139
Assets held for sale	38,978	27,234
Liabilities of disposal groups held for sale	46,165	29,011
1This represents impairment losses in excess of the carrying value of the non-current assets, excluded from the measurement scope of IFRS 5.

Disclosure of analysis of single amount of discontinued operations	At 30 June 2025, the major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	French life insurance business	German private banking business	South Africa[1]	Bahrain retail banking business	Germany custody business[2]	French portfolio of home and certain other loans	Total
	$m	$m	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	—	2,305	—	—	—	—	2,305
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	16,972	—	—	—	—	—	16,972
Derivatives	44	—	7	—	—	—	51
Loans and advances to banks	59	—	—	—	110	—	169
Loans and advances to customers	—	359	758	181	864	—	2,162
Financial investments[3]	9,663	—	—	—	—	6,191	15,854
Goodwill	—	5	—	—	—	—	5
Prepayments, accrued income and other assets	1,122	19	11	—	40	6	1,198
Total assets at 30 Jun 2025	27,860	2,688	776	181	1,014	6,197	38,716

Liabilities of disposal groups held for sale
Deposits by banks	—	—	—	—	103	—	103
Customer accounts	—	2,662	3,210	824	12,392	—	19,088
Financial liabilities designated at fair value	13	—	—	—	—	—	13
Derivatives	—	—	12	—	—	—	12
Insurance contract liabilities	24,928	—	—	—	—	—	24,928
Accruals, deferred income and other liabilities	1,917	21	22	3	58	—	2,021
Total liabilities at 30 Jun 2025	26,858	2,683	3,244	827	12,553	—	46,165

Expected date of completion	Second half of 2025	Second half of 2025	First quarter of 2026	Second half of 2025	Second half of 2027	Second half of 2025
Operating segment	IWPB	IWPB	CIB and Corporate Centre	IWPB	CIB	Corporate Centre
At 31 December 2024, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	French life insurance business	German private banking business	South Africa[1]	Other	Total
	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	—	1,896	—	—	1,896
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	14,560	—	—	—	14,560
Derivatives	26	—	10	—	36
Loans and advances to banks	144	—	—	—	144
Loans and advances to customers	—	309	656	—	965
Financial investments[3]	8,500	—	—	—	8,500
Goodwill	—	5	—	—	5
Prepayments, accrued income and other assets	992	21	7	—	1,020
Total assets at 31 Dec 2024	24,222	2,231	673	—	27,126

Liabilities of disposal groups held for sale
Customer accounts	—	2,085	3,294	20	5,399
Financial liabilities designated at fair value	11	119	—	—	130
Derivatives	—	—	19	—	19
Insurance contract liabilities	21,811	—	—	—	21,811
Accruals, deferred income and other liabilities	1,598	22	32	—	1,652
Total liabilities at 31 Dec 2024	23,420	2,226	3,345	20	29,011
1    Under the financial terms of the sale of our South Africa business, HSBC Bank plc will transfer the business with a net asset value of $0.8bn for book value less any provisions. The purchase price will be satisfied by the transfer of agreed liabilities of $3.2bn. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. Based upon the net liabilities of the disposal group at 30 June 2025, HSBC would be expected to include a cash contribution of $2.4bn.
2Under the financial terms of the sale of our custody business in Germany, HSBC Continental Europe will transfer a nil net asset value for each client transferred, by way of inclusion of additional cash.
3Represents financial investments measured at fair value through other comprehensive income.